Goodwill and Internal Use Software and Other Intangible Assets, Net - Schedule of Expected Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 24,570
2025	7,273
2026	1,956
2027	154
2028 and thereafter	93
Net Carrying Value	$ 34,046	$ 59,026